Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill by Reportable Operating Segment
Schedule of Goodwill

€ millions
Historical cost
1/1/2024	29,184
Foreign currency exchange differences	1,420
Additions from business combinations	765
12/31/2024	31,369
Foreign currency exchange differences	-2,777
Additions from business combinations	523
12/31/2025	29,115

Accumulated amortization
1/1/2024	103
Foreign currency exchange differences	2
12/31/2024	105
Foreign currency exchange differences	-4
12/31/2025	101

Carrying amount
12/31/2024	31,264
12/31/2025	29,014

Schedule of Goodwill by Operating Segment

	Applications,
€ millions	Technology & Support[1]	Core Services	Total
12/31/2024	31,264	NA	31,264
12/31/2025	28,846	168	29,014

[1] The ATS goodwill opening balance was adjusted by €111 million in 2025. For more information, see Note (D.1).

Summary of goodwill impairment testing key assumptions and detailed planning period

	Applications,
Percent, unless otherwise stated	Technology & Support		Core Services
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Budgeted revenue growth (average of the budgeted period)	13.0	NA	3.5	NA
After-tax discount rate	11.7	NA	10.2	NA
Terminal growth rate	3.0	NA	3.0	NA
Detailed planning period (in years)	5	NA	5	NA

Core Services
Goodwill by Reportable Operating Segment
Summary of goodwill impairment testing sensitivity to change in assumptions

Core Services
12/31/2025
Budgeted revenue growth (change in pp)	-2.1
Target operating margin at the end of the budgeted period (change in pp)	-10.0